VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.2%
Equity Real Estate Investment Trusts (REITs) :
99.2%
American Assets Trust, Inc. 1,221 $ 32,625
Boston Properties, Inc. 1,654 133,082
Brandywine Realty Trust 3,861 21,004
COPT Defense Properties 2,736 82,983
Cousins Properties, Inc. 2,815 82,986
Douglas Emmett, Inc. 3,162 55,556
Easterly Government
Properties, Inc. 2,383 32,361
Empire State Realty Trust, Inc. 3,415 37,838
Equity Commonwealth * 3,103 61,750
Highwoods Properties, Inc. 1,798 60,251
Hudson Pacific Properties, Inc. 3,212 15,353
JBG SMITH Properties 1,234 21,570
Kilroy Realty Corp. 2,942 113,855
Kimco Realty Corp. 1,392 32,322
Net Lease Office Properties * † 416 12,738
Paramount Group, Inc. 5,198 25,574
Piedmont Office Realty Trust,
Inc. 3,394 34,279
Prologis, Inc. 386 48,744
Number
of Shares Value
Equity Real Estate Investment Trusts (REITs)
(continued)
Realty Income Corp. 806 $ 51,117
Regency Centers Corp. 324 23,403
Rexford Industrial Realty, Inc. 311 15,646
Simon Property Group, Inc. 309 52,227
SL Green Realty Corp. 1,474 102,605
Vornado Realty Trust 3,697 145,662
WP Carey, Inc. 459 28,596
Underline
Total Common Stocks
(Cost: $1,044,393) 1,324,127
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9%
(Cost: $11,787)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 11,787 11,787
Total Investments: 100.1%
(Cost: $1,056,180) 1,335,914
Liabilities in excess of other assets: (0.1)% (1,585)
NET ASSETS: 100.0% $ 1,334,329
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $11,452.